Average Annual Total Returns{- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-14 - Fidelity Advisor® Overseas Fund	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	12.09%	12.52%	9.79%	11.50%	11.99%	9.49%	7.53%	9.96%	8.08%	14.50%	12.81%	9.83%	16.99%	12.94%	9.75%	19.25%	14.21%	10.80%	19.44%		13.89%	[1]	Feb. 01, 2017	11.48%	9.78%	8.22%

[1]	(a)Since inception February 1, 2017.